FORM N-SAR

                               SEMI-ANNUAL REPORT

                       FOR REGISTERED INVESTMENT COMPANIES


Report for six month period ending:  12/31/97

Is this a transition report? N

Is this an amendment to a previous filing?  N

Those items or sub-items with a box "[/]" after the item number should be completed only if the answer has changed from the previous filing on this form.

1.A. Registrant Name:        VARIABLE ANNUITY 1 SERIES ACCOUNT
  B.   File Number (811):    881-7549
  C.   Telephone Number:     3036893822

2.A. Street:   8515 EAST ORCHARD ROAD
  B.   City:   ENGLEWOOD
  C.   State   CO
  D.   Zip Code:      80111
  E.   Foreign Country:

3.   Is this the first filing on this form by Registrant? N

4.   Is this the last filing on this form by Registrant?  N

5. Is Registrant a small a business investment company (SBIC)? N (If yes, complete only 89-110)

6. Is Registrant a unit investment trust (UIT)? Y (If yes, complete only 111 through 132)

111.     - 126. [/]  No changes

127.List opposite the appropriate description below the number of series whose portfolios are invested primarily (based upon a percentage f NAV) in each type of security shown, the aggregate total assets at market value as of a date at or near the end of the current period of each such group of series and the total income distributions made by each such group of series during the current period (excluding distributions of realized gains, if any):

                                             Number of      Total Assets         Total Income
                                               Series        ($000's              Distributions
                                              Investing        omitted)          ($000's omitted)

A.   U.S. Treasury direct issue                               $                     $
B.   U.S. Government agency                                   $                     $
C.   State and municipal tax-free                             $                     $
D.   Public utility debt                                      $                     $
E.   Brokers or dealers debt or
     debt of brokers' or dealers' parent                      $                     $
F.   All other corporate intermed. &
     long-term debt                                           $                     $
G.   All other corporate short term debt                      $                     $
H.   Equity securities of brokers or
     dealers or parents of brokers or dealers                 $                     $
I.   Investment company equity securities                     $                     $
J.   All other equity securities                              $248,682              $
K.   Other securities                                         $    587              $
L.   Total assets of all series of registrant                 $249,269              $


128. - 132. [/]  No changes